INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Federal:
Current			$ 0	$ 0
Deferred			(2,971,000)	(10,560,000)
State and local:
Current			0	0
Deferred			(124,000)	(914,000)
Change in valuation allowance			3,095,000	11,474,000
Deferred Income Tax Expense (Benefit)			(3,095,000)	(11,474,000)
Income tax provision			$ 0	0
Brushy Resources, Inc [Member]
U.S. Federal:
Current				0	$ 0
Deferred				17,157,000	(15,465)
Total current tax benefit / (expense)				17,157	(15,465)
State and local:
Current				27,984,379,000	1,449,296
Deferred				133,932,000	53,375
Total deferred tax benefit				28,118,311	1,502,671
Change in valuation allowance				(14,078,569,000)	0
Deferred Income Tax Expense (Benefit)	$ 0	$ 288,000		14,039,742	1,502,671
Income tax provision				$ 14,056,899	$ 1,487,206